Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax expense calculated at the statutory rate	20.00%	17.00%
Tax on undistributed earnings	(10.80%)	(3.90%)
Tax-exempt income	(16.20%)	(1.80%)
Tax benefit resulting from setting aside legal reserve from prior year's income	(0.80%)	(2.30%)
Increase in tax credits	(75.60%)	(13.10%)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	100.20%	19.30%
Net of non-taxable income and non-deductible expense	(2.10%)	0.40%
Capital gain Tax	(1.60%)	7.70%
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	6.30%	(1.00%)
Foreign tax rate differential	12.10%	(9.90%)
Variance from audits, amendments and examinations of prior years' income tax filings	(0.80%)	1.50%
Effect of tax rate changes	(17.10%)	0.00%
Others	0.60%	1.20%
Effective tax rate	14.20%	15.10%
Profit before income taxes	$ 7,020	$ 30,092
Income tax expense calculated at the statutory rate	1,404	5,116
Tax on undistributed earnings	(755)	(1,181)
Tax-exempt income	(1,135)	(548)
Tax benefit resulting from setting aside legal reserve from prior year's income	(56)	(686)
Increase in tax credits	(5,306)	(3,926)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	7,034	5,815
Net of non-taxable income and non-deductible expense	(151)	115
Capital gain Tax	(116)	2,304
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	440	(298)
Foreign tax rate differential	850	(2,988)
Variance from audits, amendments and examinations of prior years' income tax filings	(58)	456
Effect of tax rate changes	(1,199)	0
Others	42	375
Income tax expense	$ 994	$ 4,554